[Voya Stationery]

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
Neil.McMurdie@voya.com

December 18, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Voya Pension IRA
File Nos.: 033-75988 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we
hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

·	The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced
Registration Statement; and
·	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 16, 2014.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

	Windsor Site	Voya Services Company
One Orange Way, C2N
Windsor, CT 06095-4774